Property, plant and equipment	6 Months Ended
Jun. 30, 2023
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Property, plant and equipment

Note 8. Property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2022	14,733	58,072	3,109	2,932	78,846
Additions to tangible assets	78	(23)	96	793	945
Disposal of tangible assets	—	54	(143)	—	(90)
Reclassification	78	1,254	8	(1,362)	(23)
Depreciation expense	(571)	(2,139)	(117)	—	(2,827)
Translation adjustments	(212)	(71)	(19)	(25)	(327)
Net book value as of June 30, 2022	14,106	57,146	2,933	2,338	76,523
Gross value at end of period	22,227	76,379	5,012	2,338	105,955
Accumulated depreciation and impairment at end of period	(8,121)	(19,233)	(2,078)	(0)	(29,432)
Net book value as of January 1, 2023	9,321	51,072	2,277	952	63,621
Additions to tangible assets	—	15	11	529	556
Disposal of tangible assets	(172)	(152)	(1)	—	(326)
Reclassification	290	81	(0)	(372)	(1)
Depreciation expense	(948)	(3,570)	(354)	—	(4,872)
Translation adjustments	171	51	12	18	252
Net book value as of June 30, 2023	8,661	47,497	1,946	1,127	59,231
Gross value at end of period	18,193	73,035	4,963	1,127	97,318
Accumulated depreciation and impairment at end of period	(9,532)	(25,537)	(3,018)	—	(38,087)